Deferred dry dock and special survey costs, net	6 Months Ended
Jun. 30, 2024
Deferred Dry Dock And Special Survey Costs Net
Deferred dry dock and special survey costs, net

6. Deferred dry dock and special survey costs, net:

The movement in deferred charges, net, in the accompanying unaudited interim Consolidated Balance Sheets are as follows:

2024

Balance January 1,	$1,622
Additions	4
Amortization of special survey costs	(194)
Balance June 30,	$1,432

The amortization of the special survey costs is separately reflected in the accompanying unaudited interim consolidated statement of comprehensive income.